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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __ 06/30/2011

Check here if Amendment [ ]; Amendment Number: ____

 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Windham Capital Management, LLC_____________
Address:   200 Clarendon St, 26th Floor________________
           Boston, MA 02116____________________________
           ____________________________________________

13F File Number:  28-14140_

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:      Charles Cutrell____________________________
Title:     Managing Partner___________________________
Phone:     (617)419-3911______________________________

Signature, Place, and Date of Signing:

/s/   Charles Cutrell              Boston, MA                 08/04/2011
---------------------------      [City, State]           ---------------------
   [Signature]                                                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ___________________

Form 13F Information Table Entry Total: 36____________

Form 13F Information Table Value Total: $___204,040,419

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                           FORM 13F INFORMATION TABLE

          COLUMN 1                 COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-----------------------------  ---------------- --------- ----------- ------------------- ---------- -------- ---------------------
                                                             VALUE     SHRS OR   SH/ PUT  INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
-----------------------------  ---------------- --------- ----------- ---------  -------- ---------- -------- ----- ------ --------
iShares Tr                     S&PCITI1-3YRTB   464288125   244.45674       2238   SH        SOLE               351            1887
iShares Tr                     S&P 500 INDEX    464287200    394.6116       2980   SH        SOLE                 0            2980
iShares Tr                     MSCI EAFE IDX    464287465    209.8886       3490   SH        SOLE                 0            3490
iShares Tr                     S&P CITINT TBD   464288117   400.91002       3763   SH        SOLE                 0            3763
iShares Tr                     HIGH YLD CORP    464288513   408.88618       4478   SH        SOLE               391            4087
Vanguard Intl Equity Index
  Fund                         ALLWRLD EX US    922042775   259.16143       5203   SH        SOLE                 0            5203
iShares Tr                     JPMORGAN USD     464288281   613.39452       5611   SH        SOLE              1052            4559
iShares Tr                     MSCI GRW IDX     464288885   900.87516      14286   SH        SOLE              1225           13061
PowerShares DB Commodity
  Index Track                  UNIT BEN INT     73935s105   512.12864      17684   SH        SOLE                 0           17684
Vanguard Index Funds           GROWTH ETF       922908736   1277.6275      19750   SH        SOLE              1501           18249
Vanguard Bond Index Fund       SHORT TRM BOND   921937827  2252.33403  27796.298   SH        SOLE              1415         26381.3
iShares Tr                     IBOXX INV CPBD   464287242  3071.54475  27890.173   SH        SOLE              1876        26014.17
iShares Tr                     BARCLYS 1-3YR CR 464288646  3058.85339  29145.816   SH        SOLE              1002        28143.82
PIMCO ETF TR                   1-5 US TIP IDX   72201R205  2019.08991  37874.506   SH        SOLE              3674        34200.51
Vanguard Index Funds           MID CAP ETF      922908629  3785.65754  47073.583   SH        SOLE              4087        42986.58
SPDR Series Trust              BRCLYS YLD ETF   78464a417  2004.33667  49834.328   SH        SOLE              3694        46140.33
iShares Tr                     MSCI VAL IDX     464288877  2690.72571  51398.772   SH        SOLE              4999        46399.77
Vanguard Intl Equity Index
  Fund                         FTSE SMCAP ETF   922042718  6760.39287  65807.387   SH        SOLE              4582        61225.39
Vanguard Index Funds           VALUE ETF        922908744  3693.34048  65893.675   SH        SOLE              4702        61191.68
Vanguard Intl Equity Index
  Fund                         GLB EX US ETF    922042676   3554.2112      68416   SH        SOLE              4465           63951
iShares Tr                     BARCLYS TIPS BD  464287176  7635.44898 69011.6502   SH        SOLE              4886        64125.65
SPDR Series Trust              DB INT GVT ETF   78464a490  4576.64924  73912.294   SH        SOLE              6201        67711.29
SPDR Index Funds               DJ INTL RL ETF   78463x863   3099.2859  76752.994   SH        SOLE              7814        68938.99
Vanguard Index Funds           SMAll CAP ETF    922908751   6868.8836  88006.196   SH        SOLE              6499         81507.2
iShares Tr                     S&P NTL AMTFREE  464288414  9576.83732   92520.89   SH        SOLE              9176        83344.89
Vanguard Bond Index Fund       TOTAL BND MRKT   921937835  8535.98896 105174.827   SH        SOLE              1408        103766.8
JPMorgan Chase & Co            ALERIAN ML ETN   46625h365  4625.39549     124573   SH        SOLE             11265          113308
Vanguard Index Funds           REIT ETF         922908553  7597.23595 126409.916   SH        SOLE             10223        116186.9
SPDR Series Trust              BRCLYS INTL ETF  78464a516  9918.06793  160564.48   SH        SOLE             11908        148656.5
Vanguard Intl Equity Index
  Fund                         EMR MKT ETF      922042858 10530.78506 216593.687   SH        SOLE             16555        200038.7
PowerShares Global ETF Trust   SOVEREIGN DEBT   73936t573   6057.0443 223589.675   SH        SOLE             19115        204474.7
Barclays Bank PLC              DJUBS CMDT ETN36 06738c778 12522.98727     265149   SH        SOLE             23389          241760
SPDR Series Trust              NUVN BR SHT MUNI 78464a425  7082.55565 292184.639   SH        SOLE             32539        259645.6
SPDR Series Trust              NUVN BRCLY MUNI  78464a458  6714.97492 296597.832   SH        SOLE             29831        266766.8
Vanguard Index Funds           STK MRK ETF      922908769 32775.55092 479174.721   SH        SOLE             40396        438778.7
Vanguard Tax-Managed Fund      EUROPE PAC ETF   921943858 27810.30107 730312.528   SH        SOLE             62885        667427.5
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